Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Nature and Amount of Other Related Party Transactions

The nature and amount of related party transactions for the years ended December 31, 2025 and December 31, 2024 are as follows:

	2025	2024	2023
Revenues	€1,549	€28	€-
Equity based expenses: strategic advisors	261,389	-	-
Equity based expenses: other related parties	6,212	423	20
General and administrative expenses	1,971	1,119	-
Other income (expenses)	780	(1)	350
Total related party transactions reported in the Consolidated Statement of Profit or Loss	(268,803)	(1,513)	(370)

Schedule of Related Parties Transactions
	2025	2024
Accounts receivable and other receivables, net:	€91	€8
Directors and former directors	1	4
Affiliates of directors and former directors	90	4
Prepaid expenses and other current assets:	€622	€295
Directors and former directors	622	-
Affiliates of directors and former directors		263
Other related parties		32
Prepayment for digital assets:	€28,680	€-
Other related parties	28,680	-
Digital assets:	€78,174	€-
Affiliates of directors and previous directors	78,174	-
Accounts payable:	€346	€177
Directors and former directors	219	140
Affiliates of directors and former directors	57	37
Minority shareholders	69
Other long-term liabilities:	€-	€197
Directors and former directors	-	197

Schedule of Key Management Compensation

The remuneration of directors and other members of key management personnel during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Key management personnel compensation	€1,085	€192
Directors’ fees	408	258
Stock-based compensation	2,984	423

Schedule of Shares Issued and Held by Related Parties

As of December 31, 2025 and 2024, total shares issued to and held by the Company’s related parties was as follows:

	2025		2024
	Shares held	Carrying Value at December 31	Shares held	Carrying Value at December 31

Directors and former directors	63,250	€5,482	33,280	€557
Directors that are also Strategic Advisors	894,790	152,975	-	-
Affiliates of directors and former directors	1,377,136	119,393	69,600	2,995
Officers and former officers	-	2,345	-	-
Other related parties	204,424	33,485	22,000	1,608

Schedule of Equity Warrants Issued and Held by Related Parties

As of December 31, 2025 and 2024, total equity warrants issued to and held by the Company’s related parties were as follows:

	2025		2024
	Warrants held	Carrying Value at December 31	Warrants held	Carrying Value at December 31

Directors and former directors	-	€-	-	€-
Directors that are also Strategic Advisors	447,111	95,202	-	-
Affiliates of directors and former directors	1,616,667	-	382	101
Officers and former officers	-	-	-	-
Other related parties	88,889	13,368	-	-

Schedule of Equity Warrants Granted	The table below summarized equity-based compensation expenses and other details of equity warrants granted under the Strategic Advisor Agreement.
	Total warrants granted as of December 31, 2025	Total warrants exercised as of December 31, 2025	Exercise price, USD	Fair value of warrants granted in 2025
Pre-funded warrants	666,666	333,333	$0.50	€109,454
Common warrants 1	333,333	166,667	$67.50	51,558
Common warrants 2	600,000	600,000	$67.50	90,337
Stand-alone PIPE warrants S1-S5	62,208	62,208	$15.0	10,040
TOTAL	1,662,207	1,162,208		261,389